PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2025
PROVISIONS
Schedule of provisions

	Legal claims and contingent liabilities		Asset retirement obligation		Total provisions
	12.31.25	12.31.24	12.31.25	12.31.24	12.31.25	12.31.24
At the beginning of the year	5,109	15,298	—	—	5,109	15,298
Principal – Other operating costs, net	34,577	5,164	—	—	34,577	5,164
Increase – Other financial interest, net	22,060	—	(1,369)	—	20,691	—
Acquisitions through business combination (1)	15,176	—	5,429	—	20,605	—
Payments	(80,337)	(39,455)	(1,713)	—	(82,050)	(39,455)
Reclassifications	136,350	27,212	9,907	—	146,257	27,212
RECPAM and currency translation adjustments	(9,948)	(3,110)	(1,458)	—	(11,406)	(3,110)
Total current provisions	122,987	5,109	10,796	—	133,783	5,109
At the beginning of the year	30,005	36,688	39,519	38,127	69,524	74,815
Principal – Other operating costs, net	34,859	18,533	—	—	34,859	18,533
Principal – Right of use assets	—	—	16,161	28,370	16,161	28,370
Increase – Other financial interest, net	88,765	19,849	(14,424)	—	74,341	19,849
Acquisitions through business combination (1)	399,968	5,174	89,174	—	489,142	5,174
Payments	(451)	(4,394)	—	—	(451)	(4,394)
Reclassifications	(136,350)	(27,212)	(9,907)	—	(146,257)	(27,212)
RECPAM and currency translation adjustments	(83,074)	(18,633)	(24,943)	(26,978)	(108,017)	(45,611)
Total non‑current provisions	333,722	30,005	95,580	39,519	429,302	69,524
Total provisions	456,709	35,114	106,376	39,519	563,085	74,633
(1)	Corresponds to the acquisition of TMA (see Note 29).